Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Borrowings [Abstract]
Debt issued by the Company		¥ 4,154,579	¥ 3,679,955
Debt issued by subsidiaries—guaranteed by the Company		2,026,071	2,124,904
Debt issued by subsidiaries—not guaranteed by the Company	[1]	4,218,560	3,453,447
Total		¥ 10,399,210	¥ 9,258,306

[1]	Includes trading balances of secured borrowings.